Business acquisitions and equity investment transactions (Other acquisitions - Narrative) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash consideration	¥ 2,500.0
Other Acquisitions [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 3.1	¥ 0.5	¥ 266.2